CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of comprehensive income [abstract]
Net income for the year	$ 6,957,938	$ 11,790,940	$ 35,991,177
Other comprehensive income to be reclassified to income in subsequent periods
Loss on financial assets at fair value through other comprehensive income	0	0	(725,937)
Income tax related to loss on financial assets at fair value through other comprehensive income	0	0	290,328
Other comprehensive income (loss) to be reclassified to income in subsequent periods, net of tax	0	0	(435,609)
Other comprehensive loss not to be reclassified to income in subsequent periods
Remeasurement of losses from long-term employee benefits	7,471	(59,403)	43,040
Income tax related to remeasurement of losses from long-term employee benefits	(1,967)	15,742	(12,912)
Other comprehensive income (loss) not to be reclassified to income in subsequent periods	5,504	(43,661)	30,128
Other comprehensive income for the year	5,504	(43,661)	(405,481)
Total comprehensive income for the year	6,963,442	11,747,279	35,585,696
Attributable to:
Equity holders of the parent	6,897,425	11,948,712	36,285,521
Non-controlling interests	66,017	(201,433)	(699,825)
Total comprehensive income for the year	$ 6,963,442	$ 11,747,279	$ 35,585,696